Segment Information (Details Narrative)	2 Months Ended	12 Months Ended		16 Months Ended
	Dec. 31, 2015	Dec. 31, 2016 Integer	Dec. 31, 2015 USD ($)	Oct. 31, 2015	Mar. 31, 2016
Consumer and Insurance Segment [Member] | Total Average Unsecured Debt Allocation [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation				83.00%
OneMain Holdings, Inc. [Member]
Segment Reporting Information [Line Items]
Number of business segments		3
Number of states with legacy operation where branch based personal lending ceased		14
OneMain Holdings, Inc. [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Number of states with legacy operation where branch based personal lending ceased		14
Increase (decrease) in interest expense if debt allocation was in effect at beginning of year | $			$ 5,100
OneMain Holdings, Inc. [Member] | Corporate Joint Venture [Member]
Segment Reporting Information [Line Items]
Ownership percentage		47.00%			47.00%
OneMain Holdings, Inc. [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Number of operating segments		2
Number of states in which branch operations are conducted		44
Increase (decrease) in interest expense if debt allocation was in effect at beginning of year | $			20,800
OneMain Holdings, Inc. [Member] | Consumer and Insurance Segment [Member] | Total Average Unsecured Debt Allocation [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation				100.00%
OneMain Holdings, Inc. [Member] | Consumer and Insurance Segment [Member] | Total Average Unsecured Debt Allocation [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation				100.00%
OneMain Holdings, Inc. [Member] | Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Average unsecured debt allocation	100.00%
OneMain Holdings, Inc. [Member] | Residential Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense if debt allocation was in effect at beginning of year | $			$ 15,700